MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION
NOTE 14:-	MAJOR CUSTOMER AND GEOGRAPHIC INFORMATION

a.
The Company manages its business on the basis of one reportable segment. The data is presented in accordance with Accounting Standard Codification 280, "Segments Reporting" ("ASC 280"). The following is a summary of revenue and long-lived assets by geographic area. Revenues are attributed to geographic areas based on the location of end customers.

The following table presents total revenues for the years ended December 31, 2018, 2017 and 2016, respectively:

	Year ended December 31,
	2018	2017	2016

USA	$239,241	$245,361	$222,597
Australia (including New Zealand)	131,086	137,559	130,910
Canada	99,678	97,838	85,740
Israel	39,894	44,489	42,545
Europe	34,457	28,679	25,606
Rest of World	31,515	34,221	31,145

	$575,871	$588,147	$538,543

For the year ended December 31, 2017 the Company had one customer accounted for approximately 11% of its revenues. No customer represented 10% or more of the Company’s revenues for the years ended December 31, 2018 and 2016.

b.	The following table presents total long-lived assets as of December 31, 2018 and 2017:

	December 31,
	2018	2017

Israel	$94,069	$90,811
Australia	2,464	1,974
USA	114,984	121,515
Canada	902	1,394
Rest of World	919	959

	$213,338	$216,653